MERCHANDISE TRUSTS - Reconciliation of Merchandise Trust Activities (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Available For Sale Securities [Line Items]
Balance-beginning of period	$ 517,192	$ 488,248	$ 488,248
Less: Assets held for sale	(77,850)		(23,858)	$ (757)
Balance-end of period	437,638		517,192	488,248
Merchandise Trusts | Variable Interest Entity, Primary Beneficiary
Schedule Of Available For Sale Securities [Line Items]
Balance-beginning of period	517,192	488,248	488,248	515,456
Contributions	10,697	13,883	54,742	66,408
Distributions	(14,029)	(13,639)	(59,776)	(79,862)
Interest and dividends	5,704	7,325	29,367	27,228
Capital gain distributions	68	99	1,699	543
Realized gains and losses, net	218	(281)	3,246	(1,012)
Other than temporary impairment		(2,314)	(6,056)	(28,555)
Taxes	118	4	(556)	(347)
Fees	(3,022)	(873)	(4,268)	(3,855)
Unrealized change in fair value	(59,181)	22,613	17,219	(7,756)
Total	457,765	515,065	523,865	488,248
Less: Assets held for sale	(20,127)		(6,673)
Balance-end of period	$ 437,638	$ 515,065	$ 517,192	$ 488,248